UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  6/30/14

Item 1.  Reports to Stockholders.

The Gold Bullion Strategy Fund

Semi-Annual Report

June 30, 2014

Investor Class Shares (QGLDX)

1-855-650-QGLD(7453)

www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

The Gold Bullion Strategy Fund

 Portfolio Review (Unaudited)

 June 30, 2014

The Fund's performance figures* for the six months ended June 30, 2014, as compared to its benchmark:

		Since Inception
	Six Months	July 9, 2013
The Gold Bullion Strategy Fund - Investor Class	9.32%	6.00%
NYSE Arca Gold BUGS Index **	21.63%	13.46%
S&P 500 Total Return ***	7.14%	21.93%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund's Investor Class total fund operating expense ratio, as provided in the Fund's Investor Class prospectus dated May 1, 2014, was 1.66% For performance information current to the most recent month-end, please call 1-855-650-7453.

**	The NYSE Arca Gold BUGS (Basket of Unhedged Gold Stocks) Index (HUI) is a modifed equal dollar weight index of companies involved in gold mining. Investors cannot directly invest in an index.

***	The S&P 500 Total Return is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

The Fund holding by types of investments are as follows:

Holdings by type of Investment:	% of Net Assets
Debt Fund	85.5%
Commodity Fund	0.8%
Short-Term Investments	38.7%
Liabilities in excess of other Assets	(25.0)%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis.

1

The Gold Bullion Strategy Fund

 CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 86.3%
	DEBT FUND - 85.5%
109,600	Guggenheim BulletShares 2014 Corporate Bond ETF	$2,314,862
105,800	Guggenheim BulletShares 2015 Corporate Bond ETF	2,315,962
103,400	Guggenheim BulletShares 2016 Corporate Bond ETF	2,314,092
101,000	Guggenheim BulletShares 2017 Corporate Bond ETF	2,314,920
46,000	Guggenheim Enhanced Short Duration ETF	2,313,800
21,900	iShares 1-3 Year Credit Bond ETF	2,312,969
45,300	iShares 2014 AMT-Free Muni Term ETF	2,316,642
45,600	iShares Floating Rate Bond ETF	2,315,568
21,800	iShares Short-Term National AMT-Free Muni Bond ETF	2,315,596
92,400	Market Vectors Investment Grade Floating Rate Bond ETF	2,314,629
43,200	Market Vectors Short High-Yield Municipal Index ETF	1,095,984
131,600	Market Vectors Short Municipal ETF	2,313,791
22,800	PIMCO Enhanced Short Maturity Exchange-Traded Fund	2,312,175
45,800	PIMCO Short Term Municipal Bond Exchange-Traded Fund	2,312,442
75,600	SPDR Barclays Investment Grade Floating Rate ETF	2,314,116
75,200	SPDR Barclays Short Term Corporate Bond ETF	2,315,483
95,100	SPDR Nuveen Barclays Short Term Municipal Bond ETF	2,314,734
30,400	SPDR SSgA Ultra Short Term Bond ETF	1,218,736
28,800	Vanguard Short-Term Bond ETF	2,313,216
		41,659,717
	COMMODITY FUND - 0.8%
2,893	SPDR Gold Grantor Trust * (a)	367,382

	TOTAL EXCHANGE TRADED FUNDS (Cost - $42,043,045)	42,027,099

	SHORT-TERM INVESTMENT - 38.7%
	MONEY MARKET FUND - 38.7%
18,872,968	Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class 0.01% (a,b,c) (Cost - $18,872,968)	18,872,968

	TOTAL INVESTMENTS - 125.0% (Cost - $60,916,013) (d)	$60,900,067
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.0)%	(12,181,542)
	NET ASSETS - 100.0%	$48,718,525

ETF - Exchange Traded Fund

*	Non-Income producing investment.

(a)	All or part of this instrument is a holding of GBSF Fund Limited.

(b)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.

(c)	All or part of the security was held as collateral for futures contracts as of June 30, 2014.

(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $60,926,229 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$14,637
Unrealized Depreciation:	(40,799)
Net Unrealized Depreciation:	$(26,162)

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
Number of				Notional Value at	Unrealized
Contracts	Issue	Exchange	Expiration	June 30, 2014	Appreciation
368	Gold (a)	NY Comex	August-14	$48,649,600	$1,557,380

See accompanying notes to consolidated financial statements.

2

The Gold Bullion Strategy Fund

Consolidated Statement Of Assets and Liabilities (Unaudited)

June 30, 2014

ASSETS
Investment securities:
At cost	$60,916,013
At value	$60,900,067
Unrealized appreciation on futures contracts	1,557,380
Deposit with brokers for futures contracts	1,282,077
Receivables:
For securities sold	276,843
Fund shares sold	68,565
Interest	2,579
Prepaid expenses and other assets	11,603
TOTAL ASSETS	64,099,114

LIABILITIES
Payables:
For investments purchased	15,281,235
For Fund shares redeemed	57,692
Investment advisory fees	21,388
To other affiliates	8,757
Accrued expenses and other liabilities	11,517
TOTAL LIABILITIES	15,380,589
NET ASSETS	$48,718,525

NET ASSETS CONSIST OF:
Capital Stock	48,337,117
Accumulated net investment loss	(109,466)
Accumulated net realized loss from investment and futures	(1,050,560)
Net unrealized appreciation (depreciation) on:
Investment	(15,946)
Futures	1,557,380
NET ASSETS	$48,718,525

NET ASSET VALUE PER SHARE:
Investor Class Shares:
Net Assets	$48,718,525
Shares of beneficial interest outstanding [No par value, unlimited shares of beneficial interest authorized]	1,838,421
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$26.50

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to consolidated financial statements.

3

The Gold Bullion Strategy Fund

Consolidated Statement of Operations (Unaudited)

For the Six Months Ended June 30, 2014

INVESTMENT INCOME
Dividends	$78,437
Interest	141
TOTAL INVESTMENT INCOME	78,578

EXPENSES
Investment advisory fees	97,270
Administrative services fees	38,908
Distribution (12b-1) fees	32,424
Non 12b-1 shareholder servicing expense	19,455
TOTAL EXPENSES	188,057

NET INVESTMENT LOSS	(109,479)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES:
Net realized loss from:
Investments	(16,378)
Futures	(869,799)
(886,177)
Net change in unrealized appreciation (depreciation):
Investments	(13,839)
Futures	1,914,950
1,901,111

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES	1,014,934

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$905,455

See accompanying notes to consolidated financial statements.

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The Gold Bullion Strategy Fund

Consolidated Statement of Changes in Net Assets

	For the	For the
	Six Months Ended	Period Ended
	June 30, 2014	December 31, 2013 (a)
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss	$(109,479)	$(47,131)
Net realized loss from investment and futures	(886,177)	(146,905)
Net change in unrealized appreciation (depreciation) on investments and futures	1,901,111	(359,677)
Net increase (decrease) in net assets resulting from operations	905,455	(553,713)

SHARES OF BENEFITCIAL INTEREST
Proceeds from shares sold:	69,445,166	24,280,382
Redemption fee proceeds:	912	9,550
Payments for shares redeemed:	(33,910,324)	(11,458,903)
Total increase in net assets from share of beneficial interest	35,535,754	12,831,029

TOTAL INCREASE IN NET ASSETS	36,441,209	12,277,316

NET ASSETS
Beginning of Period	12,277,316	—
End of Period^	$48,718,525	$12,277,316
^ Includes undistributed net investment income (loss)	$(109,466)	$13

SHARE ACTIVITY
Investor Class:
Shares Sold	2,640,933	942,479
Shares Redeemed	(1,309,003)	(435,988)
Net increase in shares of beneficial interest outstanding	1,331,930	506,491

(a)	The Fund commenced operations on July 9, 2013.

See accompanying notes to consolidated financial statements.

5

The Gold Bullion Strategy Fund

Consolidated Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Investor Class
	For the Six Months Ended June 30, 2014 (Unaudited)	For the Period Ended December 31, 2013 (a)
Net asset value, beginning of period	$24.24	$25.00

Activity from investment operations:
Net investment loss (b)	(0.11)	(0.10)
Net realized and unrealized gain (loss) on investments	2.37	(0.68)
Total from investment operations	2.26	(0.78)

Paid-in-Capital From Redemption Fees	0.00 (c)	0.02

Net asset value, end of period	$26.50	$24.24

Total return (d,e)	9.32%	(3.04)%

Net assets, at end of period (000s)	$48,719	$12,277

Ratio of net expenses to average net assets (f,g)	1.45%	1.46%

Ratio of net investment loss to average net assets (f,g,h)	(0.84)%	(0.77)%

Portfolio Turnover Rate (e)	78%	133%

(a)	The Fund commenced operations on July 9, 2013.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Less than $0.01 per share.

(d)	Total returns assumes reinvestment of all distributions.

(e)	Not Annualized.

(f)	Annualized.

(g)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(h)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

6

The Gold Bullion Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

June 30, 2014

1.	ORGANIZATION

The Gold Bullion Strategy Fund (the “Fund”) is a non-diversified series of shares of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund currently offers one class of shares: Investor Class shares which are offered at net asset value. The Fund seeks returns that reflect the performance of the price of gold bullion. The Fund commenced operations on July 9, 2013.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities are valued each day at the last quoted sales price on each security's primary exchange at 1:30 p.m. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean of the ask and bid on the primary exchange at 1:30 p.m. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ price as of 1:30 p.m. In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last bid price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

GBSF Fund Limited (“GBSF Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Fund that invests in Gold-bullion related ETFs, ETNs, physical gold bullion and derivatives. See “Consolidation of Subsidiaries” for additional information.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities

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The Gold Bullion Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

8

The Gold Bullion Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2014 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$42,027,099	$—	$—	$42,027,099
Money Market Fund	18,872,968	—	—	18,872,968
Total Investments:	60,900,067	—	—	60,900,067
Derivatives
Futures Contracts	1,557,380	—	—	1,557,380
Total Assets	$62,457,447	$—	$—	$62,457,447

*	Refer to the Consolidated Portfolio of Investments for industry classifications.

The Fund did not hold any Level 2 or Level 3 securities during the current period.

There were no transfers into or out of Level 1 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include the accounts of Gold Bullion Strategy Fund Limited, a wholly-owned controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in GBSF Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The subsidiary commenced operations on July 9, 2013 and is an exempted Cayman Islands company with limited liability.

A summary of the Fund’s investment in GBSF Ltd. is as follows:

	Inception Date of GBSF Ltd.	GBSF Ltd. Net Assets at June 30, 2014	% Of Net Assets at June 30 ,2014
GBSF Ltd.	7/09/2013	$4,138,710	8.50%

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Principal Investment Risk – As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many Factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its direct investments as well as indirectly through investments in Underlying Funds and the Subsidiary.

General Market Risk. The risk that the value of the Fund’s shares will fluctuate based on the performance of the Portfolio’s investments and other factors affecting the commodities and/or securities market generally.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

9

The Gold Bullion Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

Mutual Fund and ETN Risk: ETFs, mutual funds and exchange traded notes (“ETNs”) are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Futures Contracts – The Fund is subject to commodity risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2014:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Futures Contracts	Unrealized appreciation on futures contracts

At June 30, 2014, the fair value of derivative instruments was as follows:

Asset derivatives
		Commodity risk	Total
Gold Bullion Strategy Fund	Futures	$1,557,380	$1,557,380

Transactions in derivative instruments during the period ended June 30, 2014, were as follows:

		Commodity risk	Total
Gold Bullion Strategy Fund	Realized gain (loss)
	Futures contracts	$(869,799)	$(869,799)
	Change in unrealized appreciation (depreciation)
	Futures contracts	$1,914,950	$1,914,950

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

Derivatives Risk: Futures and forwards are subject to inherent leverage that magnifies Fund losses. These derivatives may not provide an effective substitute for Gold bullion because changes in derivative prices may not track those of the underlying Gold bullion. Also, over the counter forwards are subject to counterparty default risk.

10

The Gold Bullion Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

Gold Risk: The price of Gold may be volatile and Gold bullion-related ETFs, ETNs and derivatives may be highly sensitive to the price of Gold. The price of Gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical Gold bullion has sales commission, storage, insurance and auditing expenses.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for 2013 or expected to be taken in the Fund’s 2014 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, GBSF Ltd. is an exempted Cayman investment company. GBSF Ltd. has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, GBSF Ltd. is a Controlled Foreign Corporation (“CFC”) and as such is not subject to U.S. income tax. However, a portion of GBSF Ltd.’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $53,205,044 and $20,698,565, respectively.

11

The Gold Bullion Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

4.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

The Fund’s policy is to recognize a net asset or liability equal to the net variation margin for future contracts. During the six months ended June 30, 2014, the Portfolio was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at June 30, 2014.

The Fund uses derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with the derivative instruments see Note 2. As of June 30, 2014 the Gold Bullion Strategy Fund was invested in futures contracts.

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$1,557,380	$—	$1,557,380	$—	$—	$1,557,380
Total	$1,557,380	$—	$1,557,380	$—	$—	$1,557,380

5.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Advisors Preferred LLC (“Advisor”), serves as investment adviser to the Fund. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Fund. The Advisor has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS and the Advisor and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. Pursuant to the advisory agreement the Advisor received $97,270 in Advisory fees for the six month period ended June 30, 2014.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets attributable to the Investor Class and is paid to Ceros Financial Services (the “Distributor”) an affiliate of the Advisor to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of Investor Class accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Distributor is an affiliate of the Advisor. For the six months ended June 30, 2014, pursuant to the Plan, Investor class shares paid $32,424.

12

The Gold Bullion Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $10,000 per year, as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

During the six months ended June 30, 2014. Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Advisor executed trades on behalf of the Gold Bullion Strategy Fund and received $15,015 in trade commissions.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than thirty days. The redemption fee is paid directly to the Fund from which the redemption is made. For the six months ended June 30, 2014, the Fund assessed $912.

7.	TAX COMPONENTS OF CAPITAL

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Capital Loss	Post October	Unrealized	Other	Total
Long-Term	Carry	& Late year	Appreciation/	Book/Tax	Accumulated
Gains	Forwards	Losses	(Depreciation)	Differences	Earnings/(Deficits)
$2,544	$—	$—	$(12,322)	$(514,269)	$(524,047)

The difference between book basis and tax basis unrealized depreciation, and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales and the Fund’s holdings in GBSF Ltd.

Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassification for the period ended December 31, 2013, as follows:

Paid in	Undistributed Net	Accumulated
Capital	Investment Income	Net Realized Losses
$(29,666)	$47,144	$(17,478)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

13

The Gold Bullion Strategy Fund

Expense Example (Unaudited)

June 30, 2014

As a shareholder of The Gold Bullion Strategy Fund, you incur two types of costs: (1) transaction costs; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Gold Bullion Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 through June 30, 2014.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Gold Bullion Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
Actual Expenses	Annualized Expense Ratio	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Expenses Paid During Period * 1/1/2014-6/30/2014
Investor Class	1.45%	$1,000.00	$1,093.20	$7.53
Table 2
Hypothetical (5% return before expenses)	Annualized Expense Ratio	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Expenses Paid During Period * 1/1/2014-6/30/2014
Investor Class	1.45%	$1,000.00	$1,017.60	$7.25

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the numbers of days in the fiscal year (365).
14

PRIVACY NOTICE

Rev. Jan. 2013

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
15

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

16

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-650-QGLD(7453) or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-747-9555.

INVESTMENT ADVISOR

Advisors Preferred LLC

1445 Research Blvd., Suite 530

Rockville, MD 20850

SUB-ADVISOR

Flexible Plan Investments, Ltd.

3883 Telegraph Road, Suite 100

Bloomfield Hills, MI 48302

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

ok Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

       Catherine Ayer-Rigsby, President

Date

9/3/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

               Catherine Ayers-Rigsby, President

Date  9/3/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/3/14